Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Sales revenues	$ 89,195	$ 91,416	$ 102,409
Cost of sales	(46,736)	(45,444)	(48,435)
Gross profit	42,459	45,972	53,974
Income (expenses)
Selling expenses	(5,198)	(4,874)	(5,038)
General and administrative expenses	(1,938)	(1,845)	(1,594)
Exploration costs	(1,217)	(913)	(982)
Research and development expenses	(864)	(789)	(726)
Other taxes	(768)	(1,251)	(890)
Impairment of assets, net	(1,519)	(1,531)	(2,680)
Other income and expenses, net	(4,842)	(7,893)	(4,031)
Total Income (expenses)	(16,346)	(19,096)	(15,941)
Income before net finance income, results of equity-accounted investments and income taxes	26,113	26,876	38,033
Finance income	1,490	1,954	2,169
Finance expenses	(4,314)	(5,957)	(3,922)
Foreign exchange gains (losses) and inflation indexation charges	3,558	(11,104)	(580)
Net finance income (expense)	734	(15,107)	(2,333)
Results of equity-accounted investments	(52)	(627)	(304)
Net income before income taxes	26,795	11,142	35,396
Income taxes	(7,075)	(3,537)	(10,401)
Net income for the year	19,720	7,605	24,995
Net income attributable to shareholders of Petrobras	19,634	7,528	24,884
Net income attributable to non-controlling interests	$ 86	$ 77	$ 111
Basic earnings per common and preferred share	$ 1.52	$ 0.58	$ 1.91
Diluted earnings per common and preferred share	$ 1.52	$ 0.58	$ 1.91